DERIVATIVE INSTRUMENTS - Offsetting Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative assets
Gross amount of derivative instruments	$ 444	$ 183
Amounts subject to an enforceable master netting arrangement or similar agreements	(102)	(18)
Collateral held in cash	(209)	(101)
Collateral held in invested assets	(17)	(20)
Net amount presented on the statements of financial position	116	44
Derivative liabilities
Gross amount of derivative instruments	114	55
Amounts subject to an enforceable master netting arrangement or similar agreements	(102)	(18)
Collateral held in cash	0	0
Collateral held in invested assets	0	0
Net amount presented on the statements of financial position	12	37
Collaterals held in cash and invested assets that are excess collateral	4
Equity-indexed options
Derivative assets
Gross amount of derivative instruments	322	156
Amounts subject to an enforceable master netting arrangement or similar agreements	0	0
Collateral held in cash	(209)	(101)
Collateral held in invested assets	(17)	(20)
Net amount presented on the statements of financial position	96	35
Foreign exchange forwards
Derivative assets
Gross amount of derivative instruments	16	8
Amounts subject to an enforceable master netting arrangement or similar agreements	(4)	(1)
Collateral held in cash	0	0
Collateral held in invested assets	0	0
Net amount presented on the statements of financial position	12	7
Derivative liabilities
Gross amount of derivative instruments	8	13
Amounts subject to an enforceable master netting arrangement or similar agreements	(4)	(1)
Collateral held in cash	0	0
Collateral held in invested assets	0	0
Net amount presented on the statements of financial position	4	12
Bond futures
Derivative assets
Gross amount of derivative instruments	65	6
Amounts subject to an enforceable master netting arrangement or similar agreements	(65)	(6)
Collateral held in cash	0	0
Collateral held in invested assets	0	0
Net amount presented on the statements of financial position	0	0
Derivative liabilities
Gross amount of derivative instruments	73	31
Amounts subject to an enforceable master netting arrangement or similar agreements	(65)	(6)
Collateral held in cash	0	0
Collateral held in invested assets	0	0
Net amount presented on the statements of financial position	8	25
Cross currency swaps
Derivative assets
Gross amount of derivative instruments	12	11
Amounts subject to an enforceable master netting arrangement or similar agreements	(12)	(10)
Collateral held in cash	0	0
Collateral held in invested assets	0	0
Net amount presented on the statements of financial position	0	1
Derivative liabilities
Gross amount of derivative instruments	12	10
Amounts subject to an enforceable master netting arrangement or similar agreements	(12)	(10)
Collateral held in cash	0	0
Collateral held in invested assets	0	0
Net amount presented on the statements of financial position	0	0
Interest rate swaps
Derivative assets
Gross amount of derivative instruments	29	2
Amounts subject to an enforceable master netting arrangement or similar agreements	(21)	(1)
Collateral held in cash	0	0
Collateral held in invested assets	0	0
Net amount presented on the statements of financial position	8	1
Derivative liabilities
Gross amount of derivative instruments	21	1
Amounts subject to an enforceable master netting arrangement or similar agreements	(21)	(1)
Collateral held in cash	0	0
Collateral held in invested assets	0	0
Net amount presented on the statements of financial position	0	$ 0
Interest rate options
Derivative assets
Gross amount of derivative instruments	0
Amounts subject to an enforceable master netting arrangement or similar agreements	0
Collateral held in cash	0
Collateral held in invested assets	0
Net amount presented on the statements of financial position	$ 0